Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on December 31, 2020:
			Average
	Summary		Summary	Average	Total	Peer Group
	Compensation	Compensation	Compensation	Compensation	Company	Total
	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder	Net
	for CEO	(CAP) to CEO	for Other NEOs	to Other NEOs	Return	Return	Income
Year	($)	($)(1)	($)(1)(2)	($)(2)	($)	($)(3)	($000)
2025	2,627,089	(1,845,241)	6,375,952	5,613,252	22.00	138.00	114,500
2024	644,601	(115,150)	2,234,499	(9,602,827)	28.00	134.00	105,800
2023	8,405,424	7,724,096	5,136,412	5,234,908	34.00	123.00	(55,000)
2022	693,050	(35,246,696)	1,865,729	(6,825,709)	41.00	108.00	135,400
2021	2,327,438	22,622,598	2,818,533	5,066,513	111.00	143.00	73,100

(1)	Compensation Actually Paid (CAP) amounts reflect the following adjustments, computed in accordance with SEC rules:
(a)	total compensation reported in the Summary Compensation Table, Minus
(b)	the grant date fair value of Stock Awards reported in the Summary Compensation Table for the covered year, Plus
(c)	for Stock Awards granted during the covered year that were unvested at the end of the covered year, the fair value of unvested Stock Awards at the end of the covered year, Plus
(d)	for Stock Awards granted during the covered year that vested during the covered year, the fair value of such Stock Awards on the vesting date, Plus (or Minus)
(e)

for Stock Awards granted prior to the covered year that were unvested at the end of the covered year, the change in fair value of unvested Stock Awards from the end of the prior year to end of the covered year,
Plus (or Minus)

(f)	for Stock Awards granted prior to the covered year that vested during the covered year, the change in fair value of such Stock Awards from the end of the prior year to the vesting date, Minus
(g)	for Stock Awards granted prior to the covered year that failed to meet applicable vesting standards, the fair value of such Stock Awards as of the end of the prior year

The fair value of Stock Awards is calculated based on assumptions determined in accordance with FASB ASC Topic 718.

(2)	Other NEOs included in the average calculations are:
2025:	Michael Trachtenberg and Brett Asnas
2024:	Marcos Alvarado and Brett Asnas
2023:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2022:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2021:	Marcos Alvarado, Garett Rosenblum and Jeremy Fox-Geen
(3)	Company total stockholder return is calculated based on an assumed $100 investment as of December 31, 2020 and the reinvestment of any issued dividends. Peer Group Total Shareholder Return reflects the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2020 and the reinvestment of any issued dividends.

Named Executive Officers, Footnote
(2)	Other NEOs included in the average calculations are:
2025:	Michael Trachtenberg and Brett Asnas
2024:	Marcos Alvarado and Brett Asnas
2023:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2022:	Marcos Alvarado, Brett Asnas and Garett Rosenblum
2021:	Marcos Alvarado, Garett Rosenblum and Jeremy Fox-Geen

Peer Group Issuers, Footnote
(3)	Company total stockholder return is calculated based on an assumed $100 investment as of December 31, 2020 and the reinvestment of any issued dividends. Peer Group Total Shareholder Return reflects the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2020 and the reinvestment of any issued dividends.

PEO Total Compensation Amount	$ 2,627,089	$ 644,601	$ 8,405,424	$ 693,050	$ 2,327,438
PEO Actually Paid Compensation Amount	$ (1,845,241)	(115,150)	7,724,096	(35,246,696)	22,622,598
Adjustment To PEO Compensation, Footnote

A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:

CEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	2,627,089	644,601	8,405,424	693,050	2,327,438
Minus [-]: Stock Awards Granted During the Covered Year	(1,950,000)	—	(7,791,612)	(80,000)	(1,389,405)
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year that were Unvested at Year-End	—	—	4,049,698	—	275,000
Plus [+]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	1,950,000	—	2,791,612	80,000	80,000
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End (Change between Prior Year-End Fair Value and Year-End Fair Value)	(414,488)	(638,606)	—	(35,939,746)	21,329,565
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year (Change between Prior Year-End Fair Value and Vesting Date Fair Value)	(4,057,841)	(121,145)	268,975	—	—
Compensation Actually Paid (CAP)	(1,845,241)	(115,150)	7,724,096	(35,246,696)	22,622,598

Non-PEO NEO Average Total Compensation Amount	$ 6,375,952	2,234,499	5,136,412	1,865,729	2,818,533
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,613,252	(9,602,827)	5,234,908	(6,825,709)	5,066,513
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:

Other NEOs (Average)	2025	2024	2023	2022 ($)	2021 ($)
Summary Compensation Table Total	6,375,952	2,234,499	5,136,412	1,865,729	2,818,533
Minus [-] : Stock Awards Granted During the Covered Year	(5,651,700)	(1,614,031)	(3,603,616)	(691,000)	(1,450,560)
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year that were Unvested at Year-End	4,937,105	459,246	2,921,633	126,564	560,608
Plus [+]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	362,500	1,114,031	712,650	274,333	163,333
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End (Change between Prior Year-End Fair Value and Year-End Fair Value)	(357,058)	(110,892)	—	(8,391,950)	4,386,733
(Minus) [-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year (Change between Prior Year-End Fair Value and Vesting Date Fair Value)	(53,547)	(21,038)	67,830	(9,385)	(671)
(Minus) [-]: Prior Year-End Value of Stock Awards Granted In Prior Years that Forfeited During Covered Year	—	(11,664,643)	—	—	(1,411,464)
Compensation Actually Paid (CAP)	5,613,252	(9,602,827)	5,234,908	(6,825,709)	5,066,513

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 22	28	34	41	111
Peer Group Total Shareholder Return Amount	138	134	123	108	143
Net Income (Loss)	$ 114,500,000	105,800,000	(55,000,000)	135,400,000	73,100,000
PEO Name	Mr. Sugarman
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,950,000)		(7,791,612)	(80,000)	(1,389,405)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,049,698		275,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(414,488)	(638,606)		(35,939,746)	21,329,565
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,950,000		2,791,612	80,000	80,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,057,841)	(121,145)	268,975
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,651,700)	(1,614,031)	(3,603,616)	(691,000)	(1,450,560)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,937,105	459,246	2,921,633	126,564	560,608
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(357,058)	(110,892)		(8,391,950)	4,386,733
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,500	1,114,031	712,650	274,333	163,333
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (53,547)	(21,038)	$ 67,830	$ (9,385)	(671)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (11,664,643)			$ (1,411,464)